Provision for credit losses	6 Months Ended
Jun. 30, 2016
Provision for credit losses
10 Provision for credit losses
in	6M16	6M15
Provision for credit losses (CHF million)
Provision for loan losses	98	41
Provision for lending-related and other exposures	9	17
Provision for credit losses	107	58